Consolidated Statements of Operations - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Revenues:
Licensing revenues					$ 375,000
Product sales					655,113	$ 6,641
REVENUES	$ 179,744	$ 443,087	$ 560,069	$ 722,959	1,030,113	6,641
GROSS PROFIT	77,385	391,788	317,261	565,263
OPERATING EXPENSES
Cost of product sales	$ 102,359	51,299	$ 242,808	157,696	292,080	1,821
Research and development		18,885		128,580	143,914	92,923
General and administrative	$ 731,221	993,951	$ 3,081,191	3,285,923	4,378,749	3,800,830
Total Operating Expenses	731,221	1,012,836	3,081,191	3,414,503	4,814,743	3,895,574
LOSS FROM OPERATIONS	$ (653,836)	(621,048)	(2,763,930)	(2,849,240)	(3,784,630)	$ (3,888,933)
Other Expenses:
LOSS ON EXTINGUISHMENT OF DEBT		$ (406,833)	(32,500)	$ (406,833)	(406,833)
Change in fair value of derivative liability	$ 268,449		316,378
FAIR VALUE ADJUSTMENT FOR CONTINGENT CONSIDERATION					(103,274)
INTEREST and OTHER EXPENSE	(473,360)	$ (98,766)	(744,726)	$ (395,603)	(532,230)	$ (67,246)
NET LOSS	$ (858,747)	$ (1,126,647)	$ (3,224,778)	$ (3,651,676)	$ (4,826,967)	$ (3,956,179)
BASIC LOSS AND DILUTED LOSS PER SHARE (in dollars per share)	$ (0.02)	$ (0.04)	$ (0.06)	$ (0.13)	$ (.16)	$ (.19)
WEIGHTED AVERAGE NUMBER OF SHARES OUTSTANDING- BASIC AND DILUTED (in shares)	55,076,819	30,429,832	50,486,501	28,765,696	30,148,524	20,391,511